CONSOLIDATED STATEMENTS OF CASH FLOWS (unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Cash flows from operating activities
Net income (loss)	$ (681,122)	$ 538,239
Adjustments to reconcile net loss to net cash used in operating activities
Revaluation of warrant and option liability	235,642	(1,213,301)
Realized loss on investments	12,452	0
Unrealized loss on investments	11,585	0
Share based compensation	24,555	25,316
Change in operating assets and liabilities:
Prepaid expense	19,647	(13,800)
Accounts payable	41,342	(1,995)
Accounts payable - related party	109,155	24,777
Net cash used in operating activities	(226,744)	(640,764)
Cash flows from investing activities
Purchase of mineral properties	(45,000)	0
Proceeds from sale of investments	71,241	0
Net cash used in investing activities	26,241	0
Cash flows from financing activities
Loan from related parties	101,907	25,000
Deposits for future private placement	(46,000)	0
Payments on notes payable	0	(81,210)
Proceeds from private placement of stock, net	148,341	719,160
Net cash provided by financing activities	204,248	662,950
Net decrease in cash	3,745	22,186
Cash, beginning of period	2,808	15,075
Cash, end of period	6,553	37,261
Noncash investing and financing activities
Interest and taxes paid	0	0
Stock issued to pay off debt	36,251	25,000
Warrant and option liability recognition	$ 99,017	$ 600,067